Stockbased Comp Restricted Units Additional Disclosures (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unvested Restricted Shares/Units Roll Forward
Beginning balance	1,671,000	795,000	791,000
Granted	704,000	1,475,000	397,000
Vested	(499,000)	(436,000)	(374,000)
Forfeited	(92,000)	(163,000)	(19,000)
Ending balance	1,784,000	1,671,000	795,000
Restricted Shares/Units Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value - Beginning Balance	$ 41.99	$ 47.80	$ 46.55
Weighted Average Grant Date Fair Value - Granted	$ 49.43	$ 39.76	$ 55.09
Weighted Average Grant Date Fair Value - Vested	$ 42.00	$ 46.34	$ 44.68
Weighted Average Grant Date Fair Value - Forfeited	$ 39.56	$ 43.59	$ 51.87
Weighted Average Grant Date Fair Value - Ending Balance	$ 45.05	$ 41.99	$ 47.80
Number of Unvested Restricted Units for Which Vesting is Contingent on Achievement of Performance or Market Conditions	515,000
Fair Value of Shares Vested	$ 21,000,000	$ 20,200,000	$ 16,700,000